Certain transactions (Tables)	12 Months Ended
Dec. 31, 2025
Praetolia Limited [Member]
Schedule of Fair Value of Acquired Assets and Assumed Liabilities
	Fair value	Amortization period
Cash and cash equivalents	$1,085
Assets acquired (1)	909
Identified intangible assets (2):
Talent Relationships	1,438	1 year
Customer Relationships	2,553	4 years
Other Customer Relationships	898	1 year
Goodwill	4,722
Total assets acquired	11,605
Total assumed liabilities (3)	(1,357)
Net assets acquired	$10,248

AutoDS Ltd. [Member]
Schedule of Fair Value of Consideration Transferred
Fair value
Cash paid	$39,339
Fair value of earn-out	14,116
Accrued payment	1,556
Fair value of unvested options	647
Total fair value of consideration transferred	$55,658

Schedule of Fair Value of Acquired Assets and Assumed Liabilities
	Fair value	Amortization period
Cash and cash equivalents	9,147
Assets acquired (4)	2,691
Identified intangible assets (5):
Users’ Relationships	4,211	1 year
Technology	26,453	5 years
Trademark	2,730	5 years
Goodwill	28,226
Total assets acquired	73,458
Total assumed liabilities (6)	(17,800)
Net assets acquired	$55,658

Yaballe Ltd. Acquisition [Member]
Schedule of Fair Value of Consideration Transferred
Fair value
Cash paid	$10,945
Fair value of earn-out	1,536
Contingent liability	117
Total fair value of consideration transferred	$12,598

Schedule of Fair Value of Acquired Assets and Assumed Liabilities
	Fair value	Amortization period
Cash and cash equivalents	2,416
Assets acquired (7)	260
Identified intangible assets (8):
Users’ Relationships	1,485	2 years
Technology	6,300	3 years
Trademark	337	3 years
Goodwill	5,101
Total assets acquired	15,899
Total assumed liabilities (9)	(3,301)
Net assets acquired	$12,598

Bernstein, Dreyer & Mikulic GbR [Member]
Schedule of Fair Value of Consideration Transferred
Fair value
Cash paid	$11,618
Fair value of earn-out	93
Total fair value of consideration transferred	$11,711

Schedule of Fair Value of Acquired Assets and Assumed Liabilities
	Fair value	Amortization period
Assets acquired (10)	421
Identified intangible assets (11):
Customer Relationships	380	1 year
Trademark	889	3 years
Goodwill	10,994
Total assets acquired	12,684
Total assumed liabilities (12)	(973)
Net assets acquired	$11,711